Related Party Transactions and Balances	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions and Balances

Note 13. Related Party Transactions and Balances

As of September 30, 2022 and December 31, 2021, accounts payable and accrued liabilities include $148,000 and $59,375, respectively, payable to officers and directors of the Company. The amounts are unsecured, non-interest bearing and are due on demand. (See Note 15)

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2022 AND 2021

(Unaudited)

Note 11. Related Party Transactions and Balances

As of December 31, 2021 and 2020, accounts payable and accrued liabilities include $59,375 and $47,500, respectively, payable to officers and directors and the Company. The amounts are unsecured, non-interest bearing and are due on demand.